UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment |_|; Amendment Number: _______
      This Amendment (Check only one): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shenkman Capital Management, Inc.
Address: 461 Fifth Avenue, 22nd Floor
         New York, New York 10017

Form 13F File Number: 28-10621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard H. Weinstein
Title:   Executive Vice President
Phone:   212-867-9090

Signature, Place, and Date of Signing:

    /s/ Richard H. Weinstein       New York, New York      February 13, 2013
    ------------------------       ------------------      -----------------
          [Signature]                [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                             -----------

Form 13F Information Table Entry Total:      62
                                             -----------

Form 13F Information Table Value Total:      $629,216
                                             -----------
                                             (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            None.


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
               SHENKMAN CAPITAL MANAGEMENT, INC.                13F SECURITIES HOLDINGS                As of 12/31/12

          COLUMN 1               COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- --------------   ---------  -------- --------------------- ---------- -------- -----------------------
                                                           VALUE    SHRS OR    SH/  PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT    PRN  CALL DISCRETION MANAGER    SOLE    SHARED  NONE
----------------------------- --------------   ---------  -------- ---------   ---  ---- ---------- -------- --------- ------- -----
AFFILIATED MANAGERS GROUP     NOTE 3.950% 8/1  008252AL2  18,174   16,335,000  PRN       Sole                16,335,000
ALERE INC                     NOTE 3.000% 5/1  01449JAA3  13,748   14,625,000  PRN       Sole                14,625,000
ALLIANT TECHSYSTEMS INC       NOTE 3.000% 8/1  018804AK0  14,059   13,310,000  PRN       Sole                13,310,000
AMGEN INC                     NOTE 0.375% 2/0  031162AQ3  11,481   10,260,000  PRN       Sole                10,260,000
ARCELORMITTAL SA LUXEMBOURG   NOTE 5.000% 5/1  03938LAK0  10,642   10,205,000  PRN       Sole                10,205,000
ARCHER DANIELS MIDLAND CO     NOTE 0.875% 2/1  039483AW2  12,325   12,320,000  PRN       Sole                12,320,000
ARRIS GROUP INC               NOTE 2.000%11/1  04269QAC4  12,459   11,590,000  PRN       Sole                11,590,000
AVIS BUDGET GROUP             NOTE 3.500%10/0  053774AB1  11,600    8,440,000  PRN       Sole                 8,440,000
BRISTOW GROUP INC             NOTE 3.000% 6/1  110394AC7   9,183    8,625,000  PRN       Sole                 8,625,000
CACI INTL INC                 NOTE 2.125% 5/0  127190AD8     283      250,000  PRN       Sole                   250,000
CHARLES RIV LABS INTL INC     NOTE 2.250% 6/1  159864AB3  16,527   16,445,000  PRN       Sole                16,445,000
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1  165167BZ9  18,727   20,750,000  PRN       Sole                20,750,000
COINSTAR INC                  NOTE 4.000% 9/0  19259PAF9     211      150,000  PRN       Sole                   150,000
COVANTA HLDG CORP             NOTE 3.250% 6/0  22282EAC6   9,648    7,930,000  PRN       Sole                 7,930,000
CUBIST PHARMACEUTICALS INC    NOTE 2.500%11/0  229678AD9     394      250,000  PRN       Sole                   250,000
ELECTRONIC ARTS INC           NOTE 0.750% 7/1  285512AA7  17,022   18,390,000  PRN       Sole                18,390,000
ENDO HEALTH SOLUTIONS INC     NOTE 1.750% 4/1  29264FAB2     276      250,000  PRN       Sole                   250,000
EXTERRAN HLDGS INC            NOTE 4.250% 6/1  30225XAA1  21,413   18,580,000  PRN       Sole                18,580,000
EXTERRAN HLDGS INC            NOTE 4.750% 1/1  30225XAD5   5,425    5,420,000  PRN       Sole                 5,420,000
GENERAL CABLE CORP DEL NEW    NOTE 0.875%11/1  369300AD0  17,851   18,020,000  PRN       Sole                18,020,000
GILEAD SCIENCES INC           NOTE 1.000% 5/0  375558AN3     246      150,000  PRN       Sole                   150,000
GOODRICH PETE CORP            NOTE 5.000%10/0  382410AC2  10,150   10,755,000  PRN       Sole                10,755,000
GREENBRIER COS INC            NOTE 3.500% 4/0  393657AH4   4,461    4,885,000  PRN       Sole                 4,885,000
GROUP 1 AUTOMOTIVE INC        FRNT 2.250% 6/1  398905AE9  20,381   17,362,000  PRN       Sole                17,362,000
HEALTH CARE REIT INC          NOTE 3.000%12/0  42217KAR7  10,605    8,630,000  PRN       Sole                 8,630,000
HERTZ GLOBAL HOLDINGS INC     NOTE 5.250% 6/0  42805TAA3     711      350,000  PRN       Sole                   350,000
HOLOGIC INC                   DEBT 2.000% 3/0  436440AC5  19,454   19,575,000  PRN       Sole                19,575,000
HORNBECK OFFSHORE SVCS INC N  FRNT 1.625%11/1  440543AE6  17,483   17,235,000  PRN       Sole                17,235,000
INTEGRA LIFESCIENCES HLDGS C  NOTE 1.625%12/1  457985AK5  18,503   18,275,000  PRN       Sole                18,275,000
INTERNATIONAL GAME TECHNOLOG  NOTE 3.250% 5/0  459902AQ5  14,868   14,210,000  PRN       Sole                14,210,000
L-3 COMMUNICATIONS CORP       DEBT 3.000% 8/0  502413AW7  10,918   10,770,000  PRN       Sole                10,770,000
LEAP WIRELESS INTL INC        NOTE 4.500% 7/1  521863AL4  18,343   19,207,000  PRN       Sole                19,207,000
LEVEL 3 COMMUNICATIONS INC    NOTE 6.500%10/0  52729NBR0     498      350,000  PRN       Sole                   350,000
LIBERTY MEDIA CORP NEW        DEB  3.125% 3/3  530718AF2   9,906    6,785,000  PRN       Sole                 6,785,000
LIFEPOINT HOSPITALS INC       NOTE 3.500% 5/1  53219LAH2  17,609   17,055,000  PRN       Sole                17,055,000
LINEAR TECHNOLOGY CORP        NOTE 3.000% 5/0  535678AC0  12,450   11,885,000  PRN       Sole                11,885,000
LIVE NATION ENTERTAINMENT IN  NOTE 2.875% 7/1  538034AB5  14,739   14,785,000  PRN       Sole                14,785,000
MEDTRONIC INC                 NOTE 1.625% 4/1  585055AM8  10,115   10,085,000  PRN       Sole                10,085,000
MGM RESORTS INTERNATIONAL     NOTE 4.250% 4/1  55303QAE0  16,722   15,750,000  PRN       Sole                15,750,000
MICRON TECHNOLOGY INC         NOTE 1.875% 6/0  595112AH6  17,898   18,045,000  PRN       Sole                18,045,000
MOLSON COORS BREWING CO       NOTE 2.500% 7/3  60871RAA8  12,185   11,990,000  PRN       Sole                11,990,000
MYLAN INC                     NOTE 3.750% 9/1  628530AJ6     744      350,000  PRN       Sole                   350,000
NUANCE COMMUNICATIONS INC     DBCV 2.750% 8/1  67020YAB6     330      250,000  PRN       Sole                   250,000
NUVASIVE INC                  NOTE 2.750% 7/0  670704AC9  16,961   19,165,000  PRN       Sole                19,165,000
OMNICARE INC                  DBCV 3.250%12/1  681904AL2  18,399   18,445,000  PRN       Sole                18,445,000
OMNICARE INC                  NOTE 3.750%12/1  681904AN8     371      250,000  PRN       Sole                   250,000
PROLOGIS                      NOTE 3.250% 3/1  74340XAT8  15,717   13,840,000  PRN       Sole                13,840,000
REGIS CORP MINN               NOTE 5.000% 7/1  758932AA5     309      250,000  PRN       Sole                   250,000
ROVI CORP                     NOTE 2.625% 2/1  779376AB8   9,564    9,540,000  PRN       Sole                 9,540,000
SANDISK CORP                  NOTE 1.000% 5/1  80004CAC5  12,345   12,385,000  PRN       Sole                12,385,000
SBA COMMUNICATIONS CORP       NOTE 1.875% 5/0  78388JAN6   4,041    2,370,000  PRN       Sole                 2,370,000
SBA COMMUNICATIONS CORP       NOTE 4.000%10/0  78388JAM8     830      350,000  PRN       Sole                   350,000
STEEL DYNAMICS INC            NOTE 5.125% 6/1  858119AP5  16,350   14,940,000  PRN       Sole                14,940,000
STEWART ENTERPRISES INC       NOTE 3.125% 7/1  860370AH8   4,455    4,400,000  PRN       Sole                 4,400,000
TEREX CORP NEW                NOTE 4.000% 6/0  880779AV5     467      250,000  PRN       Sole                   250,000
TEVA PHARMACEUTICAL FIN LLC   DBCV 0.250% 2/0  88163VAE9  10,731   10,430,000  PRN       Sole                10,430,000
TIME WARNER TELECOM INC       DBCV 2.375% 4/0  887319AC5   4,305    3,135,000  PRN       Sole                 3,135,000
TRINITY INDS INC              NOTE 3.875% 6/0  896522AF6  23,157   20,630,000  PRN       Sole                20,630,000
TRW AUTOMOTIVE INC            NOTE 3.500%12/0  87264MAH2     477      250,000  PRN       Sole                   250,000
VIRGIN MEDIA INC              NOTE 6.500%11/1  92769LAB7     720      350,000  PRN       Sole                   350,000
WEBMD HEALTH CORP             NOTE 2.500% 1/3  94770VAF9   8,631   10,245,000  PRN       Sole                10,245,000
WESCO INTL INC                DBCV 6.000% 9/1  95082PAH8     619      250,000  PRN       Sole                   250,000

                                         TOTAL (x$1,000) 629,216
